Fixed Income Series	07/01/2014 to 06/30/2015

ICA File Number: 811-07153
Registrant Name: T. Rowe Price Fixed Income Series, Inc.
Reporting Period: 07/01/2014 - 06/30/2015

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07153

T. Rowe Price Fixed Income Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Darrell N. Braman
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2014 to 06/30/2015

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Fixed Income Series, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2015

Limited-Term Bond Portfolio

DB MASTER FINANCE LLC A2I NOTES DUE FEBRUARY 20, 2045 Meeting Date: MAR 12, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 233046AC5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

Prime Reserve Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT